SUPPLEMENTARY INFORMATION (Schedule of Accounts Payable and Other Accruals) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts payable and accruals - other:
Employees and employee institutions	$ 50	$ 63	$ 52
Israeli Government departments and agencies	128	115	154
Provision for vacation and recreation pay	89	82	63
Provision for product warranty	57	95	57
Liability for commissions to agents	39	47	39
Accrued expenses and sundry	42	68	46
Total accounts payable and accruals - other	$ 405	$ 470	$ 411